Shareholders' equity and reserves (Details - Stock options outstanding and exercisable) - Stock Options [Member]	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Options outstanding	808,081	806,061	528,283
Options exercisable	808,081
Weighted average exercise price | $ / shares	$ 0.52
Weighted average remaining life	8 years 1 month 28 days
Exercise Price $0.69 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	25,253
Options exercisable	25,253
Weighted average exercise price | $ / shares	$ 0.69
Expiry date	Jan. 16, 2028
Weighted average remaining life	1 year 9 months 18 days
Exercise Price $0.59 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	73,737
Options exercisable	73,737
Weighted average exercise price | $ / shares	$ 0.59
Expiry date	Aug. 24, 2032
Weighted average remaining life	6 years 4 months 28 days
Exercise Price $0.59 One [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	227,273
Options exercisable	227,273
Weighted average exercise price | $ / shares	$ 0.59
Expiry date	Oct. 12, 2032
Weighted average remaining life	6 years 6 months 14 days
Exercise Price $0.39 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	277,778
Options exercisable	277,778
Weighted average exercise price | $ / shares	$ 0.39
Expiry date	Jun. 12, 2035
Weighted average remaining life	9 years 2 months 15 days
Exercise Price $0.59 Two [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	204,040
Options exercisable	204,040
Weighted average exercise price | $ / shares	$ 0.59
Expiry date	Mar. 19, 2036
Weighted average remaining life	9 years 11 months 23 days